Label	Element	Value
Institutional | DFA Intermediate Government Fixed Income Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	50.50%
Institutional | DFA Two-Year Global Fixed Income Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.00%
Institutional | U.S. Treasury Inflation-Indexed Notes 1.75% due 1/15/34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Institutional | U.S. Treasury Inflation-Indexed Notes .125% due 1/15/32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Institutional | U.S. Treasury Inflation-Indexed Bonds 3.375% due 4/15/32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Institutional | U.S. Treasury Inflation-Indexed Notes .125% due 7/15/31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.90%
Institutional | U.S. Treasury Inflation-Indexed Notes 2.125% due 1/15/35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%